SUBSEQUENT EVENTS (Details) - Subsequent Event - USD ($) $ in Millions	Nov. 24, 2021	Mar. 31, 2021
Radiant Acquisition
Subsequent Event [Line Items]
Total purchase price	$ 90.0
Amended Term Loan
Subsequent Event [Line Items]
Fixed quarterly payments		$ 5.8
Fifth Amendment
Subsequent Event [Line Items]
Principal amount	50.0
Fixed quarterly payments	$ 4.3